Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value	$ 1,835	$ 749	$ 749
Change in fair value	303	30	265	$ 73
Beginning balance, fair value	3,740		1,835	749
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value	1,835	$ 749	749
Issuance of debt	1,459		908
Change in fair value	303		264
Foreign currency exchange impact	143		(86)
Beginning balance, fair value	$ 3,740		$ 1,835	$ 749